As filed with the Securities and Exchange Commission on December 8, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Item 1. Report to Stockholders.

Following is Curtis A. Teberg’s commentary on the credit crisis and the current economic climate printed in the SUPERIOR TELEGRAM on October 22, 2008.  Since these topics seem to be on the minds of many investors, we are reprinting the column in place of our traditional shareholder letter.

Some promising news about the economy
By Curtis A. Teberg

    The question I posed in my semi-annual report to shareholders of The Teberg Fund last September (2007) now seems like an eerie premonition of the credit crisis we’re facing today.

    I questioned if “this credit house of cards may just be starting to come down,” and sure enough it did.  What I couldn’t imagine then is the global scope of the problem or that it may have started nearly 10 years ago.

    A New York Times article from September 30, 1999 forwarded by a colleague started with this sentence:

    “In a move that could help increase home ownership rates among minorities and low-income consumers, the Fannie Mae Corporation is easing the credit requirements on loans that it will purchase from banks and other lenders.”

    The article went on to describe pressure from the Clinton Administration, banks and mortgage companies on Fannie Mae to ease credit.  It also warned that “the government-subsidized corporation may run into trouble in an economic downturn, prompting a government rescue similar to that of the savings and loan industry in the 1980’s.”

    What happened in the years that followed might be considered the perfect credit storm.

    The Federal Reserve repeatedly dropped interest rates, which increased demand for housing and drove up prices. Domestic and global investors wanted to get in on this boom, and mortgage-backed securities became a greater part of investment portfolios.

    This strategy seemed sound because there hadn’t been a major decline in housing values since the Great Depression, and many investors and homeowners assumed real estate appreciation was a given.

    For the first time, aggregate mortgage debt became greater than the total value of homeowner equity in the U.S., so it didn’t take much shift in housing values for the credit system to unravel.

    Unfortunately, this history lesson doesn’t address the question that’s on the minds of investors about when the market will stabilize and what they should do in the meantime. I certainly won’t make a blanket recommendation to all investors like the kind we’ve heard from nationally-televised financial gurus.  Instead, I’ll  point out what may be some promising news about the economy.

• The market can rally as quickly as it declines as we just saw after the federal government announced an unprecedented investment in U.S. banks that pushed the Dow up over 900 points in one day.

• Many U.S. companies are in a strong financial  position and can likely withstand economic uncertainty.

• It may take up to 12 months to realize the impact of the latest interest rate cut, and lower mortgage rates could help stabilize housing prices.

• Declining oil prices could lower the price of goods and services.

• Historically, some of the best market returns followed periods of great turmoil.

    Whether history will repeat itself this time is up to each investor to decide for himself or with the help of a trusted advisor.  The sobering thought is that the impact of economic policies made today may not be fully realized for another decade.

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment, and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  These risks include, but are not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities.  The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default.

Distributed by Quasar Distributors, LLC (11/08)

The Teberg Fund
Expense Example at September 30, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/08 – 9/30/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the advisory agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled.  “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Teberg Fund
Expense Example at September 30, 2008 (Unaudited)-continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/08	9/30/08	4/1/08 – 9/30/08*
Actual	$1,000.00	$896.30	$10.84
Hypothetical (5% return	$1,000.00	$1,013.64	$11.51
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 2.28%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

The Teberg Fund
Allocaton of Portfolio Assets at September 30, 2008 (Unaudited)

The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS - 1.60%
4	Berkshire Hathaway, Inc. - Class A*	$522,400
	TOTAL COMMON STOCKS (Cost $477,905)	522,400

	EQUITY FUNDS - 10.35%
1,549	American EuroPacific Growth Fund – Class A	58,054
18,847	Brandywine Fund*	506,223
4,010	Dodge & Cox Stock Fund	390,687
3,325	FPA Capital Fund	111,945
4,850	Gamco Global Telecommunications Fund - Class AAA	91,173
27,549	Keeley Small Cap Value Fund - Class A*	664,486
4,385	Legg Mason Partners Aggressive Growth Fund - Class A*	382,389
3,144	Mairs & Power Growth Fund	219,241
14,946	MFS Mid Cap Growth Fund - Class A*	115,086
14,495	Nicholas Applegate Growth Equity Fund - Class A*	149,004
3,376	The Parnassus Fund	111,037
11,664	Seligman Communications & Information Fund - Class A*	360,068
3,376	Vanguard Energy Fund - Investor Class	215,401
	TOTAL EQUITY FUNDS (Cost $3,643,177)	3,374,794

	EXCHANGE TRADED FUNDS - 29.39%
1,899	PowerShares QQQ	73,890
57,006	Ultra Dow30 ProShares	3,025,308
39,638	Ultra Financials ProShares	695,251
6,177	Ultra MidCap400 ProShares	309,900
29,745	Ultra QQQ ProShares	1,558,043
35,101	Ultra Real Estate ProShares	947,727
28,260	Ultra Russell2000 ProShares	1,247,396
8,670	Ultra S&P SmallCap600 ProShares	397,693
20,932	Ultra Semiconductor ProShares	623,983
16,533	Ultra Technology ProShares	706,125
	TOTAL EXCHANGE TRADED FUNDS (Cost $12,518,618)	9,585,316

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)-continued

Shares		Value

	FIXED INCOME FUNDS - 1.99%
5,070	American Century Target Maturities Trust Series 2010 Fund -
	Investor Class	$519,712
1,969	American Century Target Maturities Trust Series 2020 Fund -
	Investor Class	130,875
	TOTAL FIXED INCOME FUNDS (Cost $629,179)	650,587

	MONEY MARKET FUNDS - 56.69%
18,486,104	Fidelity Institutional Money Market Portfolio	18,486,104
	TOTAL MONEY MARKET FUNDS (Cost $18,486,104)	18,486,104
	Total Investments (Cost $35,754,983) - 100.02%	32,619,201
	Liabilities in Excess of Other Assets - (0.02)%	(7,441)
	NET ASSETS - 100.00%	$32,611,760

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $35,754,983)	$32,619,201
Receivables
Dividends and interest receivable	82,381
Prepaid expenses	3,849
Total assets	32,705,431

LIABILITIES
Payables
Securities purchased	1,757
Due to advisor	41,762
Audit fees	8,970
Distribution fees	6,960
Administration fees	5,568
Transfer agent fees and expenses	7,859
Fund accounting fees	7,372
Legal fees	1,695
Chief Compliance Officer fee	1,023
Custodian fees	1,524
Due to custodian	5,733
Accrued other expenses	3,448
Total liabilities	93,671

NET ASSETS	$32,611,760

Net asset value, offering and redemption price per share
[$32,611,760 / 3,697,849 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$8.82

COMPONENTS OF NET ASSETS
Paid-in capital	$37,703,353
Undistributed net investment income	143,425
Accumulated net realized loss on investments	(2,099,236)
Net unrealized depreciation on investments	(3,135,782)
NET ASSETS	$32,611,760

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2008 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$303,242
Interest	183,413
Total income	486,655

Expenses
Advisory fees (Note 3)	268,289
Distribution fees (Note 4)	44,715
Administration fees (Note 3)	35,772
Transfer agent fees and expenses (Note 3)	14,645
Fund accounting fees (Note 3)	13,713
Legal fees	9,266
Audit fees	8,969
Custody fees (Note 3)	3,831
Trustee fees	3,652
Chief Compliance Officer fee (Note 3)	3,057
Registration fees	2,415
Insurance fees	2,250
Shareholder reporting	1,959
Other	1,275
Total expenses	413,808
Less: expenses reimbursed by Advisor (Note 3)	(6,385)
Net expenses	407,423
Net investment income	79,232

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on security transactions	(1,398,432)
Capital gain distributions from regulated
investment companies	37,531
Net change in unrealized depreciation on investments	(2,458,953)
Net realized and unrealized loss on investments	(3,819,854)
Net Decrease in Net Assets
Resulting from Operations	$(3,740,622)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year
	September 30, 2008	Ended
	(Unaudited)	March 31, 2008
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$79,232	$882,049
Net realized gain/(loss) on security transactions	(1,398,432)	381,489
Capital gain distributions from regulated
investment companies	37,531	796,919
Net change in unrealized depreciation
on investments	(2,458,953)	(2,797,040)
Net decrease in net assets resulting
from operations	(3,740,622)	(736,583)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,088,302)
From net realized gain on security transactions	—	(2,406,707)
	—	(3,495,009)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	530,484	2,983,476
Total decrease in net assets	(3,210,138)	(1,248,116)

NET ASSETS
Beginning of period	35,821,898	37,070,014
End of period	$32,611,760	$35,821,898
Includes undistributed
net investment income of:	$143,425	$64,193

(a) A summary of share transactions is as follows:

	Six Months Ended		Year
	September 30, 2008		Ended
	(Unaudited)		March 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	147,040	$1,405,244	166,309	$1,830,780
Shares reinvested	—	—	342,648	3,495,009
Shares redeemed	(89,298)	(874,760)	(219,708)	(2,342,313)
Net decrease	(57,742)	$530,484	289,249	$2,983,476

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months Ended		Year Ended
	September 30, 2008		March 31,
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.84		$11.06	$11.78	$10.83	$10.94	$9.73

Income from investment operations:
Net investment income (1)	0.02		0.26	0.38	0.13	0.04	0.21
Net realized and unrealized
gain/(loss) on investments	(1.04)		(0.44)	0.41	1.03	(0.08)	1.68
Total from investment operations	(1.02)		(0.18)	0.79	1.16	(0.04)	1.89

Less distributions:
From net investment income	—		(0.32)	(0.35)	(0.13)	(0.06)	(0.19)
From net realized gain on
investments	—		(0.72)	(1.16)	(0.08)	(0.01)	(0.49)
Total distributions	—		(1.04)	(1.51)	(0.21)	(0.07)	(0.68)

Net asset value, end of period	$8.82		$9.84	$11.06	$11.78	$10.83	$10.94

Total return	(10.37	)%(3)	(1.94)%	6.81%	10.79%	(0.32)%	19.48%

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,612		$35,822	$37,070	$34,600	$32,541	$29,180
Ratio of expenses to
average net assets: (2)
Before expense
reimbursement/recoupment	2.31	%(4)	2.32%	2.29%	2.33%	2.31%	2.31%
After expense
reimbursement/recoupment	2.28	%(4)	2.25%	2.21%	2.25%	2.23%	2.42%
Ratio of net investment income
to average net assets: (2)
Before expense
reimbursement/recoupment	0.41	%(4)	2.27%	3.15%	1.08%	0.38%	2.33%
After expense
reimbursement/recoupment	0.44	%(4)	2.34%	3.23%	1.16%	0.46%	2.22%
Portfolio turnover rate	125.12	%(3)	198.92%	150.86%	113.59%	150.50%	88.41%

(1)      Recognition of net investment income by the Fund is affected by the timing   of the declaration of dividends by the underlying investment companies in   which the Fund invests.
(2)      Does not include expenses of investment companies in which the Fund invests.
(3)      Not annualized.
(4)      Annualized.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2008 (Unaudited)

NOTE 1 - ORGANIZATION
The Teberg Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund began operations on April 1, 2002.  The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.            Security Valuation: Investments are valued at the respective net asset value per share (“NAV”) of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Boards of Trustees.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 7 – Summary of Fair Value Exposure for more information.

B.            Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2008 (Unaudited) – continued

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective September 30, 2007, the Fund adopted FIN 48.  Management of the Fund reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

C.            Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are with the capital accounts based on their Federal tax treatment.

D.            Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.            Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2008 (Unaudited) – continued

F.            New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the six months ended September 30, 2008, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2008, the Fund incurred $268,289 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2008.  For the six months ended September 30, 2008, the Advisor waived $6,385 in 12b-1 fees received from underlying funds that were purchased through a broker.  The 12b-1 fees received by the Fund are included in the advisory fee waiver in the Statement of Operations.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2008 (Unaudited) – continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares  reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended September 30, 2008, the Fund incurred $35,772 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended September 30, 2008, the Fund incurred $13,713, $9,067, and $3,831 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended September 30, 2008, the Fund was allocated $3,057 of the Chief Compliance Officer fee.

NOTE 4 – DISTRIBUTION FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Fund’s average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended September 30, 2008, the Fund paid the Distribution Coordinator $44,715.

NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended September 30, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $27,442,757 and $24,742,744, respectively.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2008 (Unaudited) – continued

NOTE 6 – LINE OF CREDIT
The Teberg Fund has a line of credit in the amount of $11,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended September 30, 2008, the Fund did not draw upon the line of credit.

NOTE 7 – SUMMARY OF FAIR VALUE EXPOSURE
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –    Quoted prices in active markets for identical securities.
Level 2 –    Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –    Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2008:

Fair Value Measurements at Reporting Date Using

Quoted Prices
		in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$32,619,201	$32,619,201	$ —	$ —
Total	$32,619,201	$32,619,201	$ —	$ —

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2008 (Unaudited) – continued

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2008 and the year ended March 31, 2008 were as follows:

	September 30,	March 31,
	2008	2008
Ordinary income	$ —	$2,551,560
Long-term capital gains	—	943,449

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31,  2008.

As of March 31, 2008, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$36,736,995
Gross tax unrealized appreciation	$623,074
Gross tax unrealized depreciation	(1,303,792)
Net tax unrealized depreciation	$(680,718)

Undistributed ordinary income	$64,193
Undistributed long-term capital gain	—
Total distributable earnings	$64,193

Other accumulated gains/(losses)	$(734,446)
Total accumulated earnings/(losses)	$(1,350,971)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At March 31, 2008, the Fund deferred, on a tax-basis, post-October losses of $734,446.

The Teberg Fund
NOTICE TO SHAREHOLDERS at September 30, 2008 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-209-1964 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling 1-866-209-1964.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Fund’s Form N-Q is also available by calling 1-866-209-1964.

The Teberg Fund
REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the of the prior appointment of one current Trustee of the Board. All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.
Election of Two New Trustees

Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064

Proposal No. 2.
Ratification of the Prior Appointment of One Current Trustee of the Board

Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of
Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn La Force, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee

Effective December 1, 2008, the Board of Trustees of
Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn La Force, Independent Trustee	Joe D. Redwine, Interested Trustee
Michael D. LeRoy, Independent Trustee	George T. Wofford, Independent Trustee
Donald E. O’Connor, Independent Trustee

Effective January 1, 2009, the Board of Trustees of
Advisors Series Trust consists of the following individuals:

Michael D. LeRoy, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, MN  55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 209-1964

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please call 1-866-209-1964.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    12/2/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    12/2/08

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    12/2/08

* Print the name and title of each signing officer under his or her signature.